Share Capital and Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital And Warrants [Abstract]
Summary of Issued and Outstanding
B)
Issued and outstanding

		December 31, 2022		December 31, 2021
	Note	Number of Shares	Carrying Amount	Number of Shares	Carrying Amount
Balance, beginning of year		206,040,836	2,035,704	91,884,413	762,046
Share issuances		370,179	2,870	95,680,666	977,425
Share issuance costs		—	—	—	(16,371)
Share repurchases		(4,252,489)	(41,617)	—	—
Acquisition	5	32,060,135	287,129	2,443,128	26,216
Convertible debenture settlement		—	—	248,875	2,671
Derivative warrants exercised		—	—	15,214,695	277,136
Warrants exercised		—	—	19,571	178
Employee awards exercised (1)		975,575	8,724	549,488	6,403
Balance, end of year		235,194,236	2,292,810	206,040,836	2,035,704
(1)
Included in employee awards exercised are 87,500 RSUs that vested and were exercised in December 2020; however, the common shares were not issued until January 2021. Included in employee awards exercised are 50,000 RSUs that vested and were exercised in December 2021; however, the common shares were not issued until January 2022.

Summary of Common Share Purchase Warrants
(C)
Common share purchase warrants

	Number of Warrants	Carrying Amount
Balance at December 31, 2020	102,400	6,138
Acquisition (note 5(b))	209,783	1,771
Warrants issued	64,000	361
Warrants exercised	(19,571)	(178)
Balance at December 31, 2021	356,612	8,092
Warrants expired	(48,000)	(5,832)
Balance at December 31, 2022	308,612	2,260

Summary of Outstanding Warrants

The following table summarizes outstanding warrants as at December 31, 2022:

	Warrants outstanding and exercisable
Issued in relation to	Weighted average exercise price	Number of warrants	Weighted average contractual remaining life (years)
Financial services	45.98	54,400	6.6
Acquired from Inner Spirit (1)	3.37	190,212	1.2
Sun 8	9.40	64,000	3.0
	$12.13	308,612	2.5
(1)
Inner Spirit warrants are exchangeable for 0.00835 SNDL common shares in accordance with the Inner Spirit Transaction consideration (note 5(b)) and have been presented based on the number of SNDL common shares that are issuable.